Pay vs Performance Disclosure		3 Months Ended	4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended						36 Months Ended
		Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY FOR PERFORMANCE

The following table shows the total compensation for our NEOs for the past three years, as set forth in the Summary Compensation Table, and the “compensation actually paid” (computed in the manner required by SEC rules as described below) to our NEOs. The table separately presents the amounts for each Chief Executive Officer serving during the last three years, including each of our current Co-CEOs, and the average amounts for our other NEOs. The table also provides our Total Shareholder Returns (TSR), the TSR of the selected peer group, our net income and our Free Cash Flow, all presented for the past three years.

									AVERAGE SUMMARY COMPEN- SATION TABLE TOTAL FOR NON-CEO NEOs ($)(3)	AVERAGE COMPEN- SATION ACTUALLY PAID TO NON-CEO NEOs ($)(2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
	SUMMARY COMPENSATION TABLE TOTAL FOR CEOs(1)				COMPENSATION ACTUALLY PAID TO CEOs(1)(2)						TOTAL SHARE- HOLDER RETURN ($)(4)	PEER GROUP TOTAL SHARE- HOLDER RETURN ($)(4)	NET INCOME ($)	FREE CASH FLOW(5)
YEAR	HICKEY	WALTER	SMITH	PAPA	HICKEY	WALTER	SMITH	PAPA

2022	25,512,520	25,512,520	21,833,431	—	33,915,382	33,915,382	51,416,285	—	6,674,297	17,124,841	32	64	749,840,000	569,917
2021	—	—	8,677,260	—	—	—	42,802,771	—	3,236,810	15,878,126	129	106	138,175,000	206,671
2020	—	—	6,606,273	324,805	—	—	9,557,071	716,865	2,542,616	3,560,595	204	154	(685,199,000)	(64,230)
(1)

Our current Co-CEOs, Messrs. Hickey and Walter, began serving as our Co-CEOs on September 1, 2022 upon the closing of the Merger. The former CEOs referenced are Sean R. Smith, who served as our CEO from April 1, 2020 through August 31, 2022, and Mark G. Papa, who served as our CEO from 2016 through March 31, 2020.

(2)

The dollar amounts reported in this column represent the amount of Compensation Actually Paid (CAP), as defined and calculated under applicable SEC rules, for each CEO and the average for the other NEOs. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, CAP is based on the Summary Compensation Table (SCT) pay, as adjusted for the fair market value of equity awards as of December 31, 2020, 2021 and 2022. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP:

Year	CEO / NEO	Summary Compensation Table Total	Remove Value of Equity Awards Granted(a)	Prior Year Equity Award Adjustments(b)	Compensation Actually Paid
2022	Hickey	25,512,520	(25,512,520)	33,915,382	33,915,382
	Walter	25,512,520	(25,512,520)	33,915,382	33,915,382
	Smith	21,833,431	(14,495,295)	44,078,149	51,416,285
	Other NEOs	6,674,297	(5,093,653)	15,544,197	17,124,841
2021	Smith	8,677,260	(6,590,088)	40,715,599	42,802,771
	Other NEOs	3,236,810	(2,240,258)	14,881,574	15,878,126
2020	Smith	6,606,273	(5,242,233)	8,193,031	9,557,071
	Papa	324,805	—	392,060	716,865
	Other NEOs	2,542,616	(1,824,259)	2,842,238	3,560,595

(a)

Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively.

(b)

Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).

(3)

For 2022, the other NEOs were Messrs. Glyphis, Garrison, Jensen, Bell and O’Connor. For 2021 and 2020, the other NEOs were Messrs. Glyphis, Garrison, Jensen and O’Connor.

(4)

Total Shareholder Return is determined based on the value of an initial fixed investment of $100. The Peer Group Total Shareholder Return represents the total shareholder return of the SPDR S&P Oil & Gas Exploration & Production ETF.

(5)

Free Cash Flow is a non-GAAP financial measure. See Appendix A for a reconciliation of this financial measure to our most directly comparable financial measure calculated in accordance with GAAP.

Named Executive Officers, Footnote [Text Block]												(3) For 2022, the other NEOs were Messrs. Glyphis, Garrison, Jensen, Bell and O’Connor. For 2021 and 2020, the other NEOs were Messrs. Glyphis, Garrison, Jensen and O’Connor.
Peer Group Issuers, Footnote [Text Block]
(4)

Total Shareholder Return is determined based on the value of an initial fixed investment of $100. The Peer Group Total Shareholder Return represents the total shareholder return of the SPDR S&P Oil & Gas Exploration & Production ETF.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts reported in this column represent the amount of Compensation Actually Paid (CAP), as defined and calculated under applicable SEC rules, for each CEO and the average for the other NEOs. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, CAP is based on the Summary Compensation Table (SCT) pay, as adjusted for the fair market value of equity awards as of December 31, 2020, 2021 and 2022. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP:

Year

CEO / NEO

Summary

Compensation Table

Total

Remove

Value of Equity Awards

Granted(a)

Prior Year

Equity Award

Adjustments(b)

Compensation Actually Paid

2022

Hickey

25,512,520

(25,512,520)

33,915,382

33,915,382

Walter

25,512,520

(25,512,520)

33,915,382

33,915,382

Smith

21,833,431

(14,495,295)

44,078,149

51,416,285

Other NEOs

6,674,297

(5,093,653)

15,544,197

17,124,841

2021

Smith

8,677,260

(6,590,088)

40,715,599

42,802,771

Other NEOs

3,236,810

(2,240,258)

14,881,574

15,878,126

2020

Smith

6,606,273

(5,242,233)

8,193,031

9,557,071

Papa

324,805

—

392,060

716,865

Other NEOs

2,542,616

(1,824,259)

2,842,238

3,560,595

(a)

Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively.

(b)

Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).

Non-PEO NEO Average Total Compensation Amount						$ 6,674,297	[1],[2]	$ 3,236,810		$ 2,542,616
Non-PEO NEO Average Compensation Actually Paid Amount						$ 17,124,841		15,878,126	[1],[2]	3,560,595	[1],[2]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

The dollar amounts reported in this column represent the amount of Compensation Actually Paid (CAP), as defined and calculated under applicable SEC rules, for each CEO and the average for the other NEOs. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, CAP is based on the Summary Compensation Table (SCT) pay, as adjusted for the fair market value of equity awards as of December 31, 2020, 2021 and 2022. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP:

Year

CEO / NEO

Summary

Compensation Table

Total

Remove

Value of Equity Awards

Granted(a)

Prior Year

Equity Award

Adjustments(b)

Compensation Actually Paid

2022

Hickey

25,512,520

(25,512,520)

33,915,382

33,915,382

Walter

25,512,520

(25,512,520)

33,915,382

33,915,382

Smith

21,833,431

(14,495,295)

44,078,149

51,416,285

Other NEOs

6,674,297

(5,093,653)

15,544,197

17,124,841

2021

Smith

8,677,260

(6,590,088)

40,715,599

42,802,771

Other NEOs

3,236,810

(2,240,258)

14,881,574

15,878,126

2020

Smith

6,606,273

(5,242,233)

8,193,031

9,557,071

Papa

324,805

—

392,060

716,865

Other NEOs

2,542,616

(1,824,259)

2,842,238

3,560,595

(a)

Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively.

(b)

Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

Performance Measures

The table below sets forth our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance, over the fiscal year ending December 31, 2022. Please see the Compensation Discussion & Analysis section above for further information regarding these performance measures and their function in our executive compensation program. The performance measures included in this table are not ranked by relative importance.

IMPORTANT FINANCIAL PERFORMANCE MEASURES
Relative TSR	Net Debt / LTM EBITDAX
Absolute Annualized TSR	(LOE + Cash G&A) / Boe
Free Cash Flow	F&D Costs ($ / Boe)
Cash Return on Capital Employed

Total Shareholder Return Amount	[3]					$ 32		129		204
Peer Group Total Shareholder Return Amount	[3]					64		106		154
Net Income (Loss)						$ 749,840,000		$ 138,175,000		(685,199,000)
Company Selected Measure Amount	[4]					569,917		206,671				(64,230)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name						Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name						Absolute Annualized TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name						Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name						Cash Return on Capital Employed
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name						Net Debt / LTM EBITDAX
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name						(LOE + Cash G&A) / Boe
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name						F&D Costs ($ / Boe)
William M Hickey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		$ 25,512,520
PEO Actually Paid Compensation Amount	[2],[5]		33,915,382
James H Walter [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		25,512,520
PEO Actually Paid Compensation Amount	[2],[5]		33,915,382
Sean R Smith [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]			$ 21,833,431	$ 6,606,273			$ 8,677,260
PEO Actually Paid Compensation Amount	[2],[5]			51,416,285	9,557,071			42,802,771
Mark G Papa [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	$ 324,805
PEO Actually Paid Compensation Amount	[2],[5]				716,865
PEO [Member] | William M Hickey [Member] | Remove Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		(25,512,520)
PEO [Member] | William M Hickey [Member] | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		33,915,382
PEO [Member] | James H Walter [Member] | Remove Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		(25,512,520)
PEO [Member] | James H Walter [Member] | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		$ 33,915,382
PEO [Member] | Sean R Smith [Member] | Remove Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			(14,495,295)	(5,242,233)			(6,590,088)
PEO [Member] | Sean R Smith [Member] | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]			$ 44,078,149	$ 8,193,031			40,715,599
PEO [Member] | Mark G Papa [Member] | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ 392,060
Non-PEO NEO [Member] | Remove Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]					$ (5,093,653)		(2,240,258)		(1,824,259)
Non-PEO NEO [Member] | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					$ 15,544,197		$ 14,881,574		$ 2,842,238

[1]	(3) For 2022, the other NEOs were Messrs. Glyphis, Garrison, Jensen, Bell and O’Connor. For 2021 and 2020, the other NEOs were Messrs. Glyphis, Garrison, Jensen and O’Connor.
[2]
(2)

The dollar amounts reported in this column represent the amount of Compensation Actually Paid (CAP), as defined and calculated under applicable SEC rules, for each CEO and the average for the other NEOs. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, CAP is based on the Summary Compensation Table (SCT) pay, as adjusted for the fair market value of equity awards as of December 31, 2020, 2021 and 2022. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP:

Year

CEO / NEO

Summary

Compensation Table

Total

Remove

Value of Equity Awards

Granted(a)

Prior Year

Equity Award

Adjustments(b)

Compensation Actually Paid

2022

Hickey

25,512,520

(25,512,520)

33,915,382

33,915,382

Walter

25,512,520

(25,512,520)

33,915,382

33,915,382

Smith

21,833,431

(14,495,295)

44,078,149

51,416,285

Other NEOs

6,674,297

(5,093,653)

15,544,197

17,124,841

2021

Smith

8,677,260

(6,590,088)

40,715,599

42,802,771

Other NEOs

3,236,810

(2,240,258)

14,881,574

15,878,126

2020

Smith

6,606,273

(5,242,233)

8,193,031

9,557,071

Papa

324,805

—

392,060

716,865

Other NEOs

2,542,616

(1,824,259)

2,842,238

3,560,595

(a)

Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively.

(b)

Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).

[3]
(4)

Total Shareholder Return is determined based on the value of an initial fixed investment of $100. The Peer Group Total Shareholder Return represents the total shareholder return of the SPDR S&P Oil & Gas Exploration & Production ETF.

[4]	(5) Free Cash Flow is a non-GAAP financial measure. See Appendix A for a reconciliation of this financial measure to our most directly comparable financial measure calculated in accordance with GAAP.
[5]
(1)
Our current Co-CEOs, Messrs. Hickey and Walter, began serving as our Co-CEOs on September 1, 2022 upon the closing of the Merger. The former CEOs referenced are Sean R. Smith, who served as our CEO from April 1, 2020 through August 31, 2022, and Mark G. Papa, who served as our CEO from 2016 through March 31, 2020.
[6]	(a) Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively.
[7]	(b) Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).